Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
we are providing the following disclosure about the relationship between executive compensation actually paid for our principal executive officer, or PEO and average compensation actually paid to non-PEO
named executive officers, or
Non-PEO
NEOs and certain financial performance of the Company. As a smaller reporting company, we are permitted and have elected to provide scaled pay versus performance disclosure. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, please refer to the “Executive Compensation” section above. The following table presents the pay versus performance information for our named executive officers. The amounts set forth below have been calculated in accordance with Item 402(v) of Regulation
S-K.
Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in this Proxy Statement. Our Compensation and Human Capital Committee did not consider the compensation actually paid calculations below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return ($) (5)	Net Income (Loss) ($) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	4,986,576	873,234	1,794,801	709,653	44	(9,180,000)
2023	4,708,087	3,010,978	1,469,708	1,232,663	68	(2,718,000)
2022	4,800,187	7,136,331	1,480,307	1,994,023	90	6,385,000

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Clark (our Chief Executive Officer, or PEO) for 2024 and 2023 in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table” in this Proxy Statement.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Clark, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Clark during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Clark’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2024	4,986,576	(4,137,624)	24,282	873,234
2023	4,708,087	(4,250,287)	2,553,178	3,010,978
2022	4,800,187	(3,998,672)	6,334,816	7,136,331

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested at the End of the Fiscal Year ($)
Change in Fair Value
from the End of the
Prior Fiscal Year to
the End of the Fiscal
Year of Unvested
Equity Awards
Granted in Prior
Fiscal Years that were
Outstanding and
Unvested at the End of
the Fiscal Year
($)
			Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year that Vested in the Fiscal Year ($)	Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year ($)	Total Equity Award Adjustments ($)
2024	2,792,241	(1,982,416)	279,553	(1,065,096)	—	24,282
2023	3,729,617	(1,126,494)	609,009	(658,954)	—	2,553,178
2022	5,048,119	256,676	1,155,307	(125,286)	—	6,334,816

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our
Non-PEO
NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The
Non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are Mr. Stewart and Ms. Golzadeh.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K
for each applicable year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for our
Non-PEO
NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,794,801	(1,293,015)	207,867	709,653
2023	1,469,708	(1,066,408)	829,363	1,232,663
2022	1,480,307	(1,000,789)	1,514,505	1,994,023

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested at the End of the Fiscal Year ($)
Average Change in
Fair Value from the
End of the Prior
Fiscal Year to the
End of the Fiscal
Year of Unvested
Equity Awards
Granted in Prior
Fiscal Years that
were Outstanding
and Unvested at the
End of the Fiscal
Year
($)
			Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year that Vested in the Fiscal Year ($)	Average Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year ($)	Total Average Equity Award Adjustments ($)
2024	872,591	(486,148)	87,350	(265,926)	—	207,867
2023	1,112,621	(264,074)	152,218	(171,403)	—	829,363
2022	1,188,160	100,518	270,581	(44,754)	—	1,514,505

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our
Non-PEO
NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The
Non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are Mr. Stewart and Ms. Golzadeh.

PEO Total Compensation Amount	$ 4,986,576	$ 4,708,087	$ 4,800,187
PEO Actually Paid Compensation Amount	$ 873,234	3,010,978	7,136,331
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Clark, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Clark during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Clark’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2024	4,986,576	(4,137,624)	24,282	873,234
2023	4,708,087	(4,250,287)	2,553,178	3,010,978
2022	4,800,187	(3,998,672)	6,334,816	7,136,331

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested at the End of the Fiscal Year ($)
Change in Fair Value
from the End of the
Prior Fiscal Year to
the End of the Fiscal
Year of Unvested
Equity Awards
Granted in Prior
Fiscal Years that were
Outstanding and
Unvested at the End of
the Fiscal Year
($)
			Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year that Vested in the Fiscal Year ($)	Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year ($)	Total Equity Award Adjustments ($)
2024	2,792,241	(1,982,416)	279,553	(1,065,096)	—	24,282
2023	3,729,617	(1,126,494)	609,009	(658,954)	—	2,553,178
2022	5,048,119	256,676	1,155,307	(125,286)	—	6,334,816

Non-PEO NEO Average Total Compensation Amount	$ 1,794,801	1,469,708	1,480,307
Non-PEO NEO Average Compensation Actually Paid Amount	$ 709,653	1,232,663	1,994,023
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K
for each applicable year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for our
Non-PEO
NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,794,801	(1,293,015)	207,867	709,653
2023	1,469,708	(1,066,408)	829,363	1,232,663
2022	1,480,307	(1,000,789)	1,514,505	1,994,023

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested at the End of the Fiscal Year ($)
Average Change in
Fair Value from the
End of the Prior
Fiscal Year to the
End of the Fiscal
Year of Unvested
Equity Awards
Granted in Prior
Fiscal Years that
were Outstanding
and Unvested at the
End of the Fiscal
Year
($)
			Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year that Vested in the Fiscal Year ($)	Average Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year ($)	Total Average Equity Award Adjustments ($)
2024	872,591	(486,148)	87,350	(265,926)	—	207,867
2023	1,112,621	(264,074)	152,218	(171,403)	—	829,363
2022	1,188,160	100,518	270,581	(44,754)	—	1,514,505

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our
Non-PEO
NEOs, on the one hand, to the Company’s cumulative total stockholder return, or TSR, over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our
Non-PEO
NEOs, on the one hand, to the Company’s net income (loss), on the other.

Total Shareholder Return Amount	$ 44	68	90
Net Income (Loss)	$ (9,180,000)	(2,718,000)	6,385,000
PEO Name	Mr. Clark
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,137,624)	(4,250,287)	(3,998,672)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,282	2,553,178	6,334,816
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,792,241	3,729,617	5,048,119
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,982,416)	(1,126,494)	256,676
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	279,553	609,009	1,155,307
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,065,096)	(658,954)	(125,286)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,293,015)	(1,066,408)	(1,000,789)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,867	829,363	1,514,505
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	872,591	1,112,621	1,188,160
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,148)	(264,074)	100,518
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,350	152,218	270,581
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(265,926)	(171,403)	(44,754)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0